Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions

Note 13    Related Party Transactions

(a) Shareholders Agreements

The shareholders of Intelsat Global entered into shareholders agreements on February 4, 2008. The shareholders agreements and the articles of incorporation of Intelsat Global provide, among other things, for the governance of Intelsat Global and its subsidiaries and provide specific rights to and limitations upon the holders of Intelsat Global's share capital with respect to shares held by such holders.

(b) Monitoring Fee Agreement

Intelsat Luxembourg, our direct wholly-owned subsidiary, has a monitoring fee agreement dated February 4, 2008 (the "2008 MFA") with BC Partners Limited and Silver Lake Management Company III, L.L.C. (together, the "2008 MFA parties"), pursuant to which the 2008 MFA parties provide certain monitoring, advisory and consulting services to Intelsat Luxembourg. We recorded expense for services associated with the 2008 MFA of $18.5 million and $18.7 million during the nine months ended September 30, 2010 and 2011, respectively.

(c) Ownership by Management

Certain directors, officers and key employees of Intelsat Global and its subsidiaries hold restricted shares, options and SCAs of Intelsat Global (see Note 3—Share-based and Other Compensation Plans). In the aggregate, these shares and arrangements outstanding as of September 30, 2011 provided for the issuance of approximately 12.6% of the voting equity of Intelsat Global on a fully diluted basis.

(d) Resale of Intelsat Luxembourg Notes

In April 2011, entities associated with funds and investment vehicles advised or controlled by Silver Lake Partners, one of our principal shareholders, sold all of the $190.9 million aggregate principal amount of the Intelsat Luxembourg 11 1/4% Senior Notes due 2017 (the "2017 Senior Notes") and $854 million aggregate principal amount of the Intelsat Luxembourg 11 1/2%/12 1/2% Senior PIK Election Notes due 2017 (the "2017 PIK Election Notes") that they had purchased in 2008.

(e) Horizons Holdings

We have a 50% ownership interest in Horizons Holdings as a result of a joint venture with JSAT (see Note 6—Investments).

(f) New Dawn

We have a 74.9% ownership interest in New Dawn as a result of the New Dawn Project Agreement (see Note 6—Investments).

(g) WP Com

We have a 49% ownership interest in WP Com as a result of a joint venture with Corporativo (see Note 6—Investments).

(h) Receivable from Parent

We had a receivable from Intelsat Global as of December 31, 2010 and September 30, 2011 of $5.0 million and $6.4 million, respectively.

Note 18    Related Party Transactions

(a) Shareholders' Agreement

The shareholders of Intelsat Global entered into shareholders agreements on February 4, 2008. The shareholders agreements and the articles of incorporation of Intelsat Global provide, among other things, for the governance of Intelsat Global and its subsidiaries and provide specific rights to and limitations upon the holders of Intelsat Global's share capital with respect to shares held by such holders.

(b) Monitoring Fee Agreements and Transaction Fees

In connection with the closing of the New Sponsors Acquisition on February 4, 2008, Intelsat Luxembourg, our direct wholly-owned subsidiary, entered into the 2008 MFA, pursuant to which the 2008 MFA parties provide certain monitoring, advisory and consulting services to Intelsat Luxembourg. We recorded expense for services associated with the 2008 MFA of $8.5 million, $23.2 million and $24.7 million during the successor period February 1, 2008 to December 31, 2008 and the years ended December 31, 2009 and 2010, respectively.

As payment for certain structuring and advisory services rendered, Intelsat Luxembourg also paid and expensed an aggregate transaction and advisory fee of $60.0 million to the 2008 MFA parties upon the closing of the New Sponsors Acquisition Transactions.

In connection with the closing of the PanAmSat Acquisition Transactions, Intelsat Bermuda entered into a monitoring fee agreement (the "2006 MFA") with the Former Sponsors, or affiliates of, or entities advised by, designated by or associated with, the former sponsors, as the case may be (collectively, the "2006 MFA parties"), pursuant to which the 2006 MFA parties provided certain monitoring, advisory and consulting services with respect to Intelsat Bermuda, PanAmSat Holdco and their respective subsidiaries. In connection with the consummation of the New Sponsors Acquisition, this agreement was terminated. Pursuant to the 2006 MFA, an annual fee equal to the greater of $6.25 million or 1.25% of Intelsat Corp Adjusted EBITDA (as defined in the indenture governing the 9% Senior Notes due 2016 of Intelsat Corp) was to be paid, and Intelsat Bermuda reimbursed the 2006 MFA parties for their out-of-pocket expenses. We recorded expense for services associated with the 2006 MFA of $0.7 million during the predecessor period January 1, 2008 to January 31, 2008.

In connection with the closing of our acquisition by Intelsat Holdings in January 2005, Intelsat SubHoldco entered into a monitoring fee agreement (the "2005 MFA") with Intelsat Holdings and the former sponsors, or affiliates of, or entities advised by, designated by or associated with, the former sponsors, as the case may be (collectively, the "2005 MFA parties"), pursuant to which the 2005 MFA parties provided certain monitoring, advisory and consulting services to Intelsat. In connection with the consummation of the New Sponsors Acquisition, this agreement was terminated. Pursuant to the 2005 MFA, Intelsat Sub Holdco was obligated to pay an annual fee equal to the greater of $6.25 million or 1.25% of Adjusted EBITDA as defined in the indenture governing Intelsat Sub Holdco's 8 1/4% Senior Notes due 2013 and Intelsat Sub Holdco's 8 5/8% Senior Notes due 2015, and to reimburse the 2005 MFA parties for their out-of-pocket expenses. We recorded expense for services associated with the 2005 MFA of $1.0 million during the predecessor period January 1, 2008 to January 31, 2008.

(c) Ownership by Management

In connection with and after the closing of the PanAmSat Acquisition Transactions, Intelsat Holdings entered into SCAs under its existing 2005 Share Plan with certain directors, officers and key employees of Intelsat Holdings and its subsidiaries. In addition, upon consummation of the New Sponsors Acquisition on February 4, 2008, all outstanding restricted performance shares under the 2005 Share Plan vested. Vesting in SCAs issued under the 2005 Share Plan doubled at consummation of the New Sponsors Acquisition if the awardee was still employed on February 4, 2008. The vested SCAs were cancelled in return for cash in an amount equal to the excess of approximately $400 (the per share price of the transaction) over the exercise price of each share covered. Vested restricted shares (including time and performance vesting shares) were purchased at approximately $400 per share (the per share price specified in the BC Share Purchase Agreement). In connection with the vesting and modification of these awards upon the consummation of the acquisition, we recorded compensation expense of $197.2 million during the predecessor period January 1, 2008 to January 31, 2008.

Certain directors, officers and key employees of Intelsat Global and its subsidiaries hold restricted shares, options and SCAs of Intelsat Global. In May 2009, Intelsat Global issued new restricted shares, SCAs and options to certain directors, officers and key employees under the 2008 Share Plan (see Note 5(a)—2005 Share Plan and Note 5(b)—2008 Share Plan). In May 2009, certain of our executive officers also purchased shares of Intelsat Global. In the aggregate, these shares and arrangements outstanding as of December 31, 2010 provided for the issuance of approximately 12.7% of the voting equity of Intelsat Global on a fully diluted basis.

(d) Sponsor and Executive Investments

Apollo Management V, L.P., one of our former sponsors, is the indirect controlling stockholder of Hughes Communications, Inc. and Hughes Network Systems, LLC ("HNS"). HNS is one of our largest network services customers. We recorded $9.5 million of revenue during the predecessor period January 1, 2008 to January 31, 2008, for satellite capacity and other services provided to HNS. Two members of the board of directors prior to the New Sponsors Acquisition, Messrs. Africk and Stone, served on the board of directors of Hughes Communications, Inc. and the board of managers of HNS.

During 2008, affiliates or associates of funds and investment vehicles advised or controlled by one of the New Sponsors, Silver Lake, purchased $90.9 million of the 2017 Senior Notes. Additionally, during 2008 affiliates or associates of funds and investment vehicles advised or controlled by another of the New Sponsors, BC Partners, purchased $90.9 million of the 2017 Senior Notes, which were subsequently sold to a non-affiliate in the fourth quarter of 2010.

Also during 2008, an entity associated with funds and investment vehicles advised or controlled by Silver Lake purchased a further $100.0 million of the 2017 Senior Notes and $650.0 million original principal amount of the 2017 PIK Notes. Mr. Svider, Chairman of our board of directors, Mr. McGlade, our Chief Executive Officer and Deputy Chairman of our board of directors, and a trust of which Mr. Spector, our Executive Vice President, Business Development, and General Counsel, is the beneficiary, invested $3.8 million, $2.5 million and $0.6 million, respectively, as limited partners in the entity through which the notes were purchased.

(e) Resale of Intelsat Luxembourg Notes

In October 2010, ISAT Limited, our affiliate, as it is an affiliate of BC Partners, one of our principal shareholders, sold $90.9 million aggregate principal amount of Intelsat Luxembourg's 2017 Senior Notes in a registered resale. We did not receive any proceeds from the resale of such notes, but in connection with such resale we agreed to indemnify the underwriter against certain liabilities, including liabilities under the Securities Act of 1933, as amended.

(f) Horizons

We have a 50% ownership interest in Horizons-1 and Horizons-2 as a result of a joint venture with JSAT (see Note 9—Investments).

(g) New Dawn

We have a 74.9% ownership interest in New Dawn as a result of the New Dawn Project Agreement with Convergence Partners (see Note 9—Investments).

(h) WP Com

We have a 49% ownership interest in WP Com as a result of a joint venture with Corporativo (see Note 9—Investments).

(i) Receivable from Parent

We had a receivable from Intelsat Global as of December 31, 2009 and 2010 of $3.3 million and $5.0 million, respectively (see Note 7—Receivables).